Financial Instruments and Financial Risk Management - Narrative (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2024 USD ($) CAD ($)	Dec. 31, 2025 USD ($) CAD ($)	Jun. 30, 2024 USD ($) CAD ($)
Financial Instruments and Financial Risk Management
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	$ 0	$ 0	$ 0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	0	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0	0
Working capital	$ 27,500,000	$ 147,600,000	$ 28,900,000
Conversion rate			0.731
USD
Financial Instruments and Financial Risk Management
Conversion rate	1.43763	1.371	1.3679
Reasonably possible change In US Dollar relative to Canadian Dollar	10.00%	10.00%	10.00%
Change in comprehensive loss	$ 800,000	$ 14,200,000	$ 600,000